Disaggregation of Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disaggregation of Revenue
Disaggregation of Revenue
11.	Disaggregation of Revenue

Geographic Information. Revenue is attributed to geographic regions based upon the location where the goods and services are provided. All subscriber-related revenue was derived from the United States. Substantially all of our long-lived assets reside in the United States.

The following table summarizes revenue by geographic region:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
Revenue:	2020	2019	2020	2019

	(In thousands)
United States	$3,144,992	$3,155,828	$6,302,296	$6,282,937
Canada and Mexico	3,539	10,771	14,017	21,662
Total revenue	$3,148,531	$3,166,599	$6,316,313	$6,304,599

The revenue from external customers disaggregated by major revenue source was as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
Category:	2020	2019	2020	2019

	(In thousands)
Pay-TV video and related revenue	$3,117,334	$3,117,066	$6,248,234	$6,215,002
Equipment sales and other revenue	31,197	49,533	68,079	89,597
Total	$3,148,531	$3,166,599	$6,316,313	$6,304,599

14.Disaggregation of Revenue

Geographic Information. Revenue is attributed to geographic regions based upon the location where the goods and services are provided. All subscriber-related revenue was derived from the United States. Substantially all of our long-lived assets reside in the United States.

The following table summarizes revenue by geographic region:

	For the Years Ended December 31,
Revenue:	2019	2018	2017

	(In thousands)
United States	$12,581,855	$13,319,091	$13,967,694
Canada and Mexico	41,038	43,048	39,817
Total revenue	$12,622,893	$13,362,139	$14,007,511

The revenue from external customers disaggregated by major revenue source was as follows:

	For the Years Ended December 31,
Category:	2019	2018	2017
		(In thousands)
Pay-TV video and related revenue	$12,436,637	$13,197,994	$13,877,196
Equipment sales and other revenue	186,256	164,145	130,315
Total	$12,622,893	$13,362,139	$14,007,511